IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

January 25, 2018

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)

File Nos. 033-45961 and 811-06569 / CIK No. 0000883622

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s supplement dated January 5, 2018, to the Ivy Bond Fund and Ivy Government Securities Fund Prospectus dated September 1, 2017. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at (913) 236-2227.

Very truly yours,

/s/Philip A. Shipp

Philip A. Shipp

Assistant Secretary